Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow information - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Cash paid during the period for:
Interest	$ 88,292	$ 81,685
Income taxes, net of refunds	3,898	818
Noncash investing and financing transactions:
Capital expenditures in accounts payable	8,895	4,193
Capital lease assets obtained in exchange for capital lease liabilities	7,463	5,401
Modifications of capital lease assets and liabilities	(15,001)	6,971
Change in fair value of interest rate swap	8,869	8,631
Issuance of warrants in Business Combination	22,426
Issuance of earnout shares in Business Combination	181,113
Warrant redemption	(40,156)
Unsettled treasury stock trade payable	$ 3,094